CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Software licenses	$ 1,743	$ 4,459	$ 2,437
Services	8,145	8,443	9,687
Maintenance	4,583	4,421	4,249
Total revenues	14,471	17,323	16,373
Cost of revenues:
Software licenses	282	97	175
Services	6,067	6,408	5,813
Maintenance	563	479	496
Total cost of revenues	6,912	6,984	6,484
Gross profit	7,559	10,339	9,889
Operating expenses:
Research and development	2,933	3,177	3,481
Sales and marketing	4,993	5,223	5,052
General and administrative	3,212	3,058	2,998
Total operating expenses	11,138	11,458	11,531
Operating loss	(3,579)	(1,119)	(1,642)
Financial income (expense), net	121	(38)	1,941
Income (loss) before taxes	(3,458)	(1,157)	299
Income tax benefit (expenses)	11	(84)	(967)
Net loss	$ (3,447)	$ (1,241)	$ (668)
Basic net earnings (loss) per share	$ (0.81)	$ (0.30)	$ (0.16)
Diluted net earnings (loss) per share	$ (0.81)	$ (0.30)	$ (0.16)
Weighted average number of shares used in computing basic net earnings (loss) per share	4,233,189	4,166,433	4,159,576
Weighted average number of shares used in computing diluted net earnings (loss) per share	4,233,189	4,166,433	4,159,576